Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables mainly consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Deposits	$277,806	$319,579
Accrued expenses	1,331,393	943,319
Salary payable	555,642	661,972
Others	96,930	132,995
Total	$2,261,771	$2,057,865